Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Share capital [member] [1]	Retained earnings [member]	Revaluation reserves [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Issued capital and reserves [member] [2]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2020	€ 24,661	€ 7,480	€ 10,146	€ 7,480	€ (2,534)	€ (554)	€ 2,569	€ 24,586	€ 75
Net result	1,457		1,448					1,448	9
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	0
Remeasurements of defined benefit plans	483				483			483
Income tax relating to items that will not be reclassified	(115)				(115)			(115)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(1,349)			(1,349)				(1,349)
Gains / (losses) transferred to income statement on disposal and impairment of available-for-sale investments	(218)			(218)				(218)
Changes in cash flow hedging reserve	(69)			(69)				(69)
Movement in foreign currency translation and net foreign investment hedging reserves	547			193	(33)	387		547
Equity movements of joint ventures	(1)					(1)		(1)
Equity movements of associates	(6)					(6)		(6)
Disposal of group assets	(3)					(3)		(3)
Income tax relating to items that may be reclassified	356			353		4		356
Other	18		18					18
Total other comprehensive income / (loss) for the period	(356)		18	(1,090)	334	381		(356)
Total comprehensive income / (loss)	1,101		1,466	(1,090)	334	381		1,092	9
Issuance and purchase of (treasury) shares	71		71					71
Dividends paid on common shares	(106)	(54)	(52)					(106)
Coupons on perpetual securities	(23)		(23)					(23)
Incentive plans	(13)						(13)	(13)
Change in ownership non-controlling interest	71								71
Ending balance at Jun. 30, 2021	25,762	7,426	11,608	6,390	(2,200)	(172)	2,556	25,608	155
Beginning balance at Dec. 31, 2021	26,372	7,354	11,892	6,442	(2,199)	325	2,363	26,176	196
Net result	856		810					810	46
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	0		18	(18)
Remeasurements of defined benefit plans	969				969			969
Income tax relating to items that will not be reclassified	(256)				(256)			(256)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(11,199)			(11,199)				(11,199)
Gains / (losses) transferred to income statement on disposal and impairment of available-for-sale investments	193			193				193
Changes in cash flow hedging reserve	(131)			(131)				(131)
Movement in foreign currency translation and net foreign investment hedging reserves	949			119	(40)	853		932	17
Equity movements of joint ventures	(41)					(41)		(41)
Equity movements of associates	(8)					(8)		(8)
Disposal of group assets	176			15		161		176
Income tax relating to items that may be reclassified	2,399			2,411		(12)		2,399
Other	5		5					5
Total other comprehensive income / (loss) for the period	(6,946)		23	(8,609)	672	952		(6,963)	17
Total comprehensive income / (loss)	(6,089)		833	(8,609)	672	952		(6,153)	64
Issuance and purchase of (treasury) shares	(47)		(47)					(47)
Dividends paid on common shares	(156)	(80)	(76)					(156)
Coupons on perpetual securities	(16)		(16)					(16)
Redemption other equity instruments	(397)		32				(429)	(397)
Incentive plans	(15)		(7)				(9)	(15)
Change in ownership non-controlling interest	(34)								(34)
Ending balance at Jun. 30, 2022	€ 19,616	€ 7,274	€ 12,607	€ (2,168)	€ (1,527)	€ 1,276	€ 1,925	€ 19,391	€ 225

[1]	Please refer to the note on share capital for a breakdown.
[2]	Issued capital and reserves attributable to owners of Aegon N.V.